Schedule of Income Tax Expenses (Benefit) by Jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Federal
State and local
Foreign					16	11
Total current					16	11
Federal
State and local
Foreign
Total deferred
Total tax expense	$ (1)	$ 11	$ 11	$ 19	$ 16	$ 11